Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Loss	$ (376,853)	$ (194,490)	$ (85,157)
Other Comprehensive Income (Loss)
Loss on settlements of interest rate cash flow hedges retained in other comprehensive income	0	(30)	(136)
Change in fair value of interest rate cash flow hedges	0	21,297	(27,104)
Losses reclassified into earnings as a result of discontinuance of cash flow hedge accounting	0	5,973	0
Total other comprehensive income (loss)	0	27,240	(27,240)
Comprehensive loss	$ (376,853)	$ (167,250)	$ (112,397)